SCHEDULE OF NET INCOME LOSS PER SHARE (Details) - shares	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	46,491,576	22,925,589
Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	45,690,488	22,000,000
Common Stock Units [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	384,000
Common Stock Options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	417,088	925,589